Fixed Assets And Asset Retirement Obligations (Schedule Of Reconciliation Of Liability For Asset Retirement Obligations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Asset retirement obligations, beginning balance	$ 14,332	$ 12,695
Liabilities incurred and assumed in the current period	0	789
Accretion expense	458	848
Asset retirement obligations, ending balance	$ 14,790	$ 14,332